Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Shares used in calculating basic and diluted income (loss) per share are as follows:

	Nine Months Ended
	September 30,
	2014	2013
Basic	11,526,277	8,892,303
Effect of exercise of warrants	–	4,644
Effect of exercise of stock options	–	581,840
Diluted	11,526,277	9,478,787

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Nine Months Ended September 30,
	2014	2013
Stock options and warrants	-	949,498